Segment reporting (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Disclosure Of Operating Segments Explanatory
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2022
Net interest income 5,273 2,191 (19) (242) (584) 6,621
Non-interest income 13,694 2,111 2,980
1
8,958 199 27,942
Total revenues 18,967 4,302 2,961 8,717 (385) 34,563
Credit loss expense / (release) 0 39 0 (12) 3 29
Operating expenses 13,989 2,452 1,564 6,832 92 24,930
Operating profit / (loss) before

tax
4,977 1,812 1,397 1,897 (480) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 71,940 1,104,364
Additions to non-current assets 42 13 1 34 1,970 2,060

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2021
Net interest income 4,244 2,120 (15) 481 (127) 6,705
Non-interest income 15,175 2,143 2,632 8,972 (233) 28,689
Total revenues 19,419 4,263 2,617 9,454 (359) 35,393
Credit loss expense / (release) (29) (86) 1 (34) 0 (148)
Operating expenses 14,665 2,618 1,586 6,858 330 26,058
Operating profit / (loss) before

tax
4,783 1,731 1,030 2,630 (689) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets
2
395,235 225,370 25,639 346,431 124,507 1,117,182
Additions to non-current assets 56 16 1 30 1,989 2,091

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2020
Net interest income 4,027 2,049 (17) 284 (481) 5,862
Non-interest income
3
13,107 1,858 2,993 9,235 30 27,222
Total revenues 17,134 3,908 2,975 9,519 (452) 33,084
Credit loss expense / (release) 88 257 2 305 42 694
Operating expenses 13,026 2,392 1,519 6,732 567 24,235
Operating profit / (loss) before

tax
4,019 1,259 1,455 2,482 (1,060) 8,155
Tax expense / (benefit) 1,583
Net profit / (loss) 6,572
Additional information
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765
Additions to non-current assets 5 12 385 150 2,294 2,847
1 Includes an USD 848
m gain in Asset

Management related

to the sale

of UBS’s

shareholding in

Mitsubishi Corp.-UBS

Realty Inc.

2 During 2022,

UBS refined

the methodology applied

to allocate

balance sheet
resources from Group Functions

to the business divisions,

with prospective effect. If the

new methodology had been

applied as of 31 December

2021, balance sheet assets allocated

to business divisions would

have
been USD 26 bn higher, of which USD 14
bn related to the Investment Bank.

3 Includes a USD
631
m net gain on the sale of a majority stake in Fondcenter AG (now Clearstream

Fund Centre AG), of which USD
571 m
was recognized in Asset

Management and USD
60
m was recognized in Global

Wealth Management.

Disclosure Of Geographical Areas Explanatory
For the year ended 31 December

2022
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.8 40 8.9 46
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.9 15
Switzerland 7.7 22 6.3 32
Global 0.5 1 0.0 0
Total 34.6 100 19.7 100
For the year ended 31 December

2021
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
14.5 41 9.0 44
Asia Pacific 6.5 18 1.5 7
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.9 14
Switzerland 7.8 22 7.1 35
Global (0.3) (1) 0.0 0
Total 35.4 100 20.5 100
For the year ended 31 December

2020
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.2 40 9.0 42
Asia Pacific 6.1 18 1.5 7
Europe, Middle East and Africa (excluding

Switzerland)
6.5 20 3.0 14
Switzerland 7.1 22 7.6 36
Global 0.1 0 0.0 0
Total 33.1 100 21.1 100
1 During 2022, UBS changed

the presentation

of its Income statement. Total

operating income was

renamed Total

revenues and excludes Credit

loss expense

/ (release). Note 2b,

including prior-period

information,
has been updated to reflect

the new presentation structure,

with the disclosure

of Total revenues

instead of Total operating

income. Refer to

Note 1b for more information.

2 Predominantly related

to the USA.

UBS AG
Entity [Table]
Disclosure Of Operating Segments Explanatory
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the year ended 31 December

2022
Net interest income 5,274 2,192 (19) (241) (688) 6,517
Non-interest income 13,689 2,113 2,980
1
8,958 659 28,398
Total revenues 18,963 4,304 2,961 8,717 (30) 34,915
Credit loss expense / (release) 0 39 0 (12) 3 29
Operating expenses 14,069 2,475 1,565 6,890 928 25,927
Operating profit / (loss) before

tax
4,894 1,790 1,396 1,839 (960) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 73,016 1,105,436
Additions to non-current assets 42 13 1 33 1,773 1,862

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December

2021
Net interest income 4,244 2,120 (15) 481 (226) 6,605
Non-interest income 15,175 2,144 2,632 8,978 294 29,222
Total revenues 19,419 4,264 2,617 9,459 68 35,828
Credit loss expense / (release) (29) (86) 1 (34) 0 (148)
Operating expenses 14,743 2,623 1,593 6,902 1,151 27,012
Operating profit / (loss) before

tax
4,706 1,726 1,023 2,592 (1,083) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets
2
395,235 225,425 25,202 346,641 123,641 1,116,145
Additions to non-current assets 56 16 1 30 1,689 1,791

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December

2020
Net interest income 4,027 2,049 (17) 284 (555) 5,788
Non-interest income
3
13,107 1,859 2,993 9,224 504 27,686
Total revenues 17,134 3,908 2,975 9,508 (52) 33,474
Credit loss expense / (release) 88 257 2 305 42 695
Operating expenses 13,080 2,390 1,520 6,762 1,329 25,081
Operating profit / (loss) before

tax
3,965 1,261 1,454 2,441 (1,423) 7,699
Tax expense / (benefit) 1,488
Net profit / (loss) 6,211
Additional information
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327
Additions to non-current assets 5 12 385 150 1,971 2,524
1 Includes an USD 848
m gain in Asset Management

related to the sale

of UBS AG’s

shareholding in Mitsubishi

Corp.-UBS Realty

Inc.

2 During 2022,

UBS AG refined the

methodology applied to

allocate balance
sheet resources from Group Functions to the business

divisions, with prospective

effect. If the new methodology had been applied as of 31

December 2021, balance sheet assets allocated to

business divisions would
have been USD 26
bn higher,

of which USD
14
bn related to the

Investment Bank.

3 Includes a

USD
631
m net gain on

the sale of a

majority stake in

Fondcenter AG

(now Clearstream

Fund Centre AG),

of which
USD 571
m was recognized in Asset

Management and USD
60
m was recognized in Global

Wealth Management.

Disclosure Of Geographical Areas Explanatory
For the year ended 31 December

2022
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
For the year ended 31 December

2021
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
14.5 40 9.0 47
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.6 13
Switzerland 7.8 22 6.3 33
Global 0.1 0 0.0 0
Total 35.8 100 19.3 100
For the year ended 31 December

2020
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.2 39 9.0 45
Asia Pacific 6.1 18 1.4 7
Europe, Middle East and Africa (excluding

Switzerland)
6.5 20 2.7 14
Switzerland 7.1 21 6.9 34
Global 0.5 2 0.0 0
Total 33.5 100 20.0 100
1 During 2022, UBS AG changed

the presentation of its Income

statement. Total operating

income was renamed

Total revenues and

excludes Credit loss

expense / (release). Note 2b, including

prior-period
information, has been updated

to reflect the new presentation

structure, with the disclosure

of Total revenues

instead of Total operating

income. Refer to

Note 1b for more information.

2 Predominantly related

to
the USA.